SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

The accounting policies detailed below have been consistently applied in all periods presented in this Consolidated financial statements.

Use of estimates

In preparing the financial statements in conformity with U.S. Generally Accepted Accounting Principles, the Company’s management uses estimates and assumptions based on historical experience and other factors, including expected future events, which are considered reasonable and relevant. The use of estimates and assumptions frequently requires judgments related to matters that are uncertain with respect to the outcomes of transactions and the amount of assets and liabilities. Actual results of operations and the financial position may differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts, the valuation of derivatives, the valuation of available-for-sale investment, deferred tax assets, valuation of fixed assets, pension plan, income tax uncertainties and contingencies.

Consolidated Financial Statements

The accompanying consolidated financial statements include the accounts of Oi S.A. and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Beginning June 2, 2015, the remaining assets and liabilities of PT Portugal not sold to Altice (Note 1) have been fully consolidated by the Company in each line item of the balance sheet, except for the assets and liabilities of the operations in Africa and Asia, which are consolidated and stated in a single line item of the balance sheet as assets held for sale, based on management’s expectation and decision of holding these assets and liabilities for sale.

New Accounting Standards

Long-Term Debt and Debt Issuance Costs - In April 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-03, “Interest – Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03), which resulted in the reclassification of debt issuance costs from “Other Assets” to inclusion as a reduction of our reportable “Long-Term Debt” balance on our consolidated balance sheets. Since ASU 2015-03 does not address deferred issuance costs for line-of-credit arrangements, the FASB issued ASU No. 2015-15, “Interest – Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements” (ASU 2015-15), in August 2015. ASU 2015-15 allows a company to defer debt issuance costs associated with line-of-credit arrangements, including arrangements with no outstanding borrowings, classify them as an asset, and amortize them over the term of the arrangements. We elected to adopt ASU 2015-03 early, with full retrospective application as required by the guidance. Adopting ASU 2015-03 resulted in the reclassification of approximately R$473,800 from other assets to loans and financing within the consolidated balance sheets as of December 31, 2014.

Deferred Income Taxes and Liabilities - In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740) – Balance Sheet Classification of Deferred Taxes” (ASU 2015-17), which requires companies report their deferred tax liabilities and deferred tax assets, together as a single noncurrent item on their classified balance sheets. The Company elected to early adopt the new standard for the current reporting period, which is permitted, and applied a retrospective transition method. Adopting ASU 2015-17 resulted in the reclassification of R$1,631,155 from current to noncurrent deferred income tax assets within the consolidated balance sheets as of December 31, 2014.

Revenue Recognition - In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (ASU 2014-09) and has since modified the standard with ASU 2015-14, “Deferral of the Effective Date”, ASU 2016-08 “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” and ASU 2016-10 “Identifying Performance Obligations and Licensing”. These standards replace existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. ASU 2014-09 becomes effective for annual reporting periods beginning after December 15, 2018, at which point we plan to adopt the standard. Upon initial evaluation, we believe the key changes in the standard that impact our revenue recognition relate to the allocation of contract revenues between various services and equipment, and the timing in which those revenues are recognized. We are still in the process of determining the impact on the timing of revenue recognition and the allocation of revenue to products.

Business Combinations - In September 2015, the FASB issued ASU No. 2015-16, “Business Combinations – Simplifying the Accounting for Measurement- Period Adjustments” (ASU 2015-16), which results in the ability to recognize, in current period earnings, any changes in provisional amounts during the measurement period after the closing of an acquisition, instead of restating prior periods for these changes. This standard had no impact on our consolidated balance sheet as of December 31, 2015, or our consolidated operating results and cash flows for the year ended.

Leases (Topic 842) - In February 2016, the FASB issued ASU 2016-02 which supersedes FASB ASC Topic 840, Leases, and makes other conforming amendments to U.S. GAAP. ASU 2016-02 requires, among other changes to the lease accounting guidance, lessees to recognize most leases on-balance sheet via a right of use asset and lease liability, and additional qualitative and quantitative disclosures. ASU 2016-02 is effective for the Company for annual periods in fiscal years beginning after December 15, 2018, permits early adoption, and mandates a modified retrospective transition method. The Company is required to adopt ASU 2016-02 on January 1, 2019, but is evaluating whether to early adopt the new standard. The Company will adopt the new standard on January 1, 2019, and is currently evaluating the effect that ASU 2016-02 will have on its consolidated financial statements.

Recognition and Measurement of Financial Assets and Financial Liabilities - In January 2016, the FASB issued ASU 2016-01 which makes targeted improvements to the accounting for, and presentation and disclosure of, financial instruments, except those accounts for under the equity method or those that result in consolidation. ASU 2016-01 requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. ASU 2016-01 does not affect the accounting for investments that would otherwise be consolidated or accounted for under the equity method. The new standard also impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The provisions of ASU 2016-01 are effective for the Company for annual periods in fiscal years beginning after December 15, 2018. The Company will adopt the new standard on January 1, 2019, and is currently evaluating the effect that ASU 2016-01 will have on its consolidated financial statements.

Functional and presentation currency

The Company and its subsidiaries operate primarily as telecommunications operators in Brazil, Africa, and Asia, and engage in activities typical of this industry. The items included in the financial statements of each group company are measured using the currency of the main economic environment of the respective company’s operations (“functional currency”). The consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional and presentation currency.

To define its functional currency, management considered the currency that influences:

•	the sales prices of its goods and services;

•	the costs of services and sales;

•	the cash flows arising from receipts from customers and payments to suppliers;

•	interest, investments and financing.

Transactions and balances

Foreign currency-denominated transactions are translated into the functional currency using the exchange rates prevailing on the transaction dates. Foreign exchange gains and losses arising on the settlement of the transaction and the translation at the exchange rates prevailing at year end, related foreign currency-denominated monetary assets and liabilities are recognized in the statement of profit or loss, except when qualified as hedge accounting and, therefore, deferred in equity as cash flow hedges.

Group companies with a different functional currency

The profit or loss and the financial position of all Group entities, none of which uses a currency from a hyperinflationary economy, whose functional currency is different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities are translating at the rate prevailing at the end of the reporting period;

•	revenue and expenses disclosed in the statement of profit or loss are translated using the average exchange rate;

•	all the resulting foreign exchange differences are recognized as a separate component of equity in other comprehensive income; and

•	goodwill and fair value adjustments, arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing exchange rate.

As at December 31, 2015 and 2014, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate		Average rate
Currency	2015	2014	2015	2014
Euro	4.2504	3.2270	4.2158	3.2525
US dollar	3.9048	2.6562	3.8711	2.6394
Cabo Verdean escudo	0.0390	0.0339	0.0298	0.0287
Sao Tomean dobra	0.000174	0.000154	0.000132	0.000131
Kenyan shilling	0.0382	0.0339	0.0293	0.0268
Namibian dollar	0.2510	0.2606	0.2297	0.2169
Mozambican metical	0.0832	0.0838	0.0767	0.0742

Segment information

The presentation of information relating to operating segments is consistent with the internal reports provided to the chief operating decision maker of the Company. The results of segment operations are regularly reviewed in order to make decisions about the allocation of resources to assess operational performance and for strategic decision-making.

Business combinations

The Company uses the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred, and the equity instruments issued. The consideration transferred includes the fair value of assets and liabilities resulting from a contingent consideration contract, where applicable. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are initially measured at their fair values at the date of acquisition. The Company depreciates amounts recognized according to the useful lives of the underlying assets, and tests such assets to determine any asset impairment losses when there is evidence of impairment. The Company tests goodwill for impairment on an annual basis.

Investment Securities

Investment securities at December 31, 2015 and 2014 consist of short-term and long-term investments classified as trading and an investment at Unitel classified as available-for-sale. Trading and available-for-sale securities are recorded at fair value. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized.

A decline in the market value of any available-for-sale below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Accounts receivable

Accounts receivable from telecommunications services provided are stated at the tariff or service amount on the date they are provided and do not differ from their fair values.

These receivables also include receivables from services provided and not billed by the end of the reporting period and receivables related to handset, SIM cards, and accessories. The allowance for doubtful accounts estimate is recognized in an amount considered sufficient to cover possible losses on the realization of these receivables. The allowance for doubtful accounts estimate is prepared based on historic default rates.

The allowance for doubtful accounts is set up to recognize probable losses on accounts receivable taking into account the measures implemented to restrict the provision of services to and collect late payments from customers.

There are cases of agreements with certain customers to collect past-due receivables, including agreements that allow customers to settle their debts in installments. The actual amounts not received may be different from the allowance recognized, and additional accruals might be required.

Non-current assets held for sale and discontinued operations

Non-current assets are classified as assets held for sale when their carrying amount is recoverable, principally through a sale, and when such sale is highly probable. These assets are stated at the lower of their carrying value and fair value less costs to sell.

Disposals that represent a strategic shift that should have or will have a major effect on the Company’s operations and financial results qualify as discontinued operations. The results of discontinued operations are reported in discontinued operations in the consolidated statements of income for current and prior periods commencing in the period in which the business meets the criteria of a discontinued operation, and include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.

Property, plant and equipment

Property, plant and equipment is stated at cost of purchase or construction, less accumulated depreciation. Historical costs include expenses directly attributable to the acquisition of assets. They also include certain costs for facilities, when it is probable that the future economic benefits related to such costs will flow to the Company. The borrowings and financing costs directly attributable to the purchase, construction or production of a qualifying asset are capitalized in the initial cost of such asset. Qualifying assets are those that necessarily require a significant time to be ready for use.

Subsequent costs are added to the carrying amount as appropriate, when, and only when, these assets generate future economic benefits and can be reliably measured. The residual balance of the replaced asset is derecognized. Maintenance and repair costs are recorded in profit or loss as incurred.

Depreciation is calculated on a straight-line basis, based on the estimated useful lives of the assets. The useful lives are reviewed annually by the Company.

Intangible assets

Acquired intangible assets with finite useful lives are recognized at cost, less amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the asset’s estimated useful life. The estimated useful life and method of amortization are reviewed at the end of each annual reporting period, and the effect of any changes in estimates is accounted for on a prospective basis. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

Software licenses purchased are capitalized based on the costs incurred to purchase the software and make it ready for use. Software maintenance costs are expensed as incurred.

Long-lived assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Derivative financial instruments and hedging activities

Derivative financial instruments are contracted to mitigate exposure to market risks arising from changes in exchange rates on foreign currency-denominated debts and short-term investments held abroad, and also from changes in earnings.

Derivatives are initially recognized at cost at the inception of the derivative contract and are subsequently measured at fair value based on future cash flow estimates associated to the respective instrument. Changes in the fair value of any of these derivatives are recorded directly in earnings.

The Company uses hedge accounting for derivative financial instruments. The purpose of this practice is to reduce the volatility of the gains or losses recognized due to changes in the fair values of these derivative financial instruments. Derivative financial instruments that qualify for hedge accounting are submitted to periodic prospective and retrospective effectiveness tests using the dollar offset method.

Derivative instruments contracted and designated as hedging instruments are formally identified through initial designation documentation. Derivative financial instruments classified as cash flows hedges were designated for hedge accounting.

The effective portion, is recognized in Other Comprehensive Income, net of taxes, and is reclassified to financial income (expenses) in the same period or periods during which the hedge transaction affects earnings. The ineffective portion, measured after the quarterly effectiveness tests, is recognized in financial income (expenses) in the same period it occurs.

Changes in the fair values of derivative financial instruments that are not designated for purposes of hedge accounting are recognized as financial income or expenses in profit or loss in the period they occur.

The hedge relationship expires and the designation is removed when:

(i)	The derivative contract is settled, terminated or settled, or if the Company or its subsidiary TMAR voluntarily removes the designation. If the hedged item continues to exist, the balances accumulated in other comprehensive income related to the changes in the fair value of the derivative are transferred to profit or loss for the year in which the hedged interest expenses and foreign exchange fluctuations are allocated.

(ii)	The debt was either prepaid or settled. In this case, the balance accumulated in other comprehensive income is immediately transferred to financial income or expenses in profit or loss for the year the designation is terminated.

The required information on derivative instruments and the effects recognized by the Company are described in Note 3.

Contingencies

Liabilities for loss contingencies arising from claims, assessment, litigation, fines and penalties are recorded when it is probable that the liability has been incurred and the amount can be reasonably estimated, based on opinion of the management and its in-house and outside legal counsel, and the amounts are recognized based on the cost of the expected outcome of ongoing lawsuits.

Pension and other postretirement plans

The Company and its subsidiaries have defined benefit and defined contribution plans. The Company also sponsors a defined benefit health care plan for retirees and employees.

In the defined contribution plan, the sponsor makes fixed contributions to a fund managed by a separate entity. The contributions are recognized as employee benefit expenses as incurred. The sponsor does not have the legal or constructive obligation of making additional contributions, in the event the fund lacks sufficient assets to pay all employees the benefits related to the services provided in the current year and prior years.

For the defined benefit plans, the Company records annual amounts relating to its pension and postretirement plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases, turnover rates and healthcare cost trend rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

The Company recognizes the over or under-funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognizes changes in that funded status in the year in which the changes occur through other comprehensive income.

The Company is not required to record actuarial calculations for multi-employer pension plans such as the PBS-A and contributions to such plans are recorded on an accrual basis. Refunds from these plans are recorded only upon the cash receipt.

Revenue recognition

Revenues correspond basically to the amount of the payments received or receivable from sales of services in the regular course of the Company’s and its subsidiaries’ activities.

Service revenue is recognized when services are provided. Local and long distance calls are charged based on time measurement according to the legislation in effect. The services charged based on monthly fixed amounts are calculated and recorded on a straight-line basis. Prepaid services are recognized as unearned revenues and recognized in revenue as services are used by customers.

Revenue from sales of handsets and accessories is recognized when these items are delivered and accepted by the customers. Discounts on services provided and sales of cell phones and accessories are taken into consideration in the recognition of the related revenue. Revenues involving transactions with multiple elements are identified in relation to each one of their components and the recognition criteria are applied on an individual basis. Revenue is not recognized when there is significant uncertainty as to its realization.

Expense recognition

Expenses are recognized on an accrual basis, considering their relation with revenue realization. Prepaid expenses attributable to future years are deferred over the related periods.

Financial income and expenses

Financial income is recognized on an accrual basis and comprises interest on receivables settled after the due date, gains on short-term investments and gains on derivative instruments. Financial expenses represent interest effectively incurred and other charges on borrowings, financing, derivative contracts, and other financial transactions.

Income taxes

Income taxes are recorded under the asset and liability method. Deferred taxes are recognized for temporary differences and tax loss carryforwards are recorded in assets or liabilities, as applicable. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The company and its subsidiaries file income tax returns in all jurisdictions in which they do business (Brazil is the only major tax jurisdiction). In Brazil, income tax returns are subject to review and adjustment by the tax authorities during a period of five calendar years. Positions challenged by the taxing authorities may be settled or appealed by the company. All audit periods prior to 2010 are closed for federal examination purposes.

As of December 31, 2015 the company has no unrecognized tax benefits, nor any interest and penalties thereon.    Interest and penalties on an underpayment of income taxes are recognized as part of interest expense and other expenses, respectively.